OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss

The change in accumulated other comprehensive loss, net of tax, was as follows:

Years Ended December 31,	2025	2024	2023
Foreign currency translation adjustment:
Beginning balance	$(59,893)	$(42,331)	$(47,710)
Current period other comprehensive income (loss)	9,588	(17,562)	5,379
Ending balance	$(50,305)	$(59,893)	$(42,331)